Risks and Concentration - Summary of Accounts Receivable Concentration of Credit risk and Customers Contribution of Total Revenue (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Concentration of Credit Risk | Accounts Receivable | Customer A
Risks and Concentration
Concentration risk, percentage		52.00%
Customer Concentration Risk | Total Revenue | Customer B
Risks and Concentration
Concentration risk, percentage	33.00%
Customer Concentration Risk | Total Revenue | Customer C
Risks and Concentration
Concentration risk, percentage	22.00%	18.00%
Customer Concentration Risk | Total Revenue | Customer D
Risks and Concentration
Concentration risk, percentage	16.00%